Employee Benefit Liabilities, Net (Details) - Schedule of Expenses Presented in Statement of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Expenses Presented in Statement of Comprehensive Income (Loss) [Line Items]
Total employee benefit expenses	$ 233	$ 238	$ 716
Cost of revenues [Member]
Schedule of Expenses Presented in Statement of Comprehensive Income (Loss) [Line Items]
Total employee benefit expenses	155	166	499
Research and development [Member]
Schedule of Expenses Presented in Statement of Comprehensive Income (Loss) [Line Items]
Total employee benefit expenses	22	24	90
Selling and marketing [member]
Schedule of Expenses Presented in Statement of Comprehensive Income (Loss) [Line Items]
Total employee benefit expenses	33	27	62
General and administrative [Member]
Schedule of Expenses Presented in Statement of Comprehensive Income (Loss) [Line Items]
Total employee benefit expenses	$ 23	$ 21	$ 65